Consolidated Balance Sheets (Parentheticals)	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 € / shares	Dec. 31, 2015 USD ($)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts | $	$ 508,676,000		$ 465,790,000
Preferred stock no par value (in Euros) | € / shares		€ 1
Common stock no par value (in Euros) | € / shares		€ 1
Common stock authorized	392,462,972
Common stock issued	306,366,869
Common stock outstanding	305,366,918